Consolidated Statements Of Cash Flows(USD ($))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (3,262,000)	$ (2,360,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	9,000	91,000
Amortization of other assets	142,000
Noncash stock-based compensation	443,000	256,000
Inventory reserve	82,000	200,000
Amortization of debt issuance costs		40,000
Noncash interest		12,000
Gain on disposal of property and equipment	(55,000)
Loss on foreign currency transactions	7,000
(Increase) decrease in operating assets:
Accounts receivable	1,006,000	(832,000)
Inventory	(147,000)	295,000
Prepaid expenses and other current assets	4,000	76,000
Long-term receivable		(778,000)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	904,000	(357,000)
Deferred revenue	(680,000)	2,061,000
Net cash used in operating activities	(1,547,000)	(1,296,000)
Investing activities
Purchase of property and equipment	(8,000)
Purchase of intangible assets	(659,000)
Proceeds from sales of property and equipment	55,000
Net cash used in investing activities	(612,000)
Financing activities
Repayment of debt		(500,000)
Payment of financing costs		(140,000)
Proceeds from exercise of warrants	503,000	174,000
Proceeds from issuance of common stock		3,189,000
Net cash provided by financing activities	503,000	2,723,000
Effect of exchange rates on cash and cash equivalents	34,000	2,000
Net increase (decrease) in cash and cash equivalents	(1,622,000)	1,429,000
Cash and cash equivalents, beginning of year	1,669,000	240,000
Cash and cash equivalents, end of year	47,000	1,669,000
Supplemental disclosure of cash flow information
Cash paid for taxes	18,000	5,000
Payable related to license and supply agreement	1,318,000
Receivable related to license agreement	791,000
Fair value of stock options granted to Medica	$ 273,000